Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Customer trade receivables	$ 82,533	$ 90,324
Other receivables	19,355	14,504
Income tax receivable	818	872
Due from related parties (note 20)	3,974	1,651
Allowance for credit losses	(5,040)	(5,843)
Accounts receivable, net	$ 101,640	$ 101,508